INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 35,167	$ 23,939
Trade receivables (net of allowance for credit losses of $4,236 and $5,539 at December 31, 2019 and June 30, 2020 (unaudited), respectively)	97,547	118,531
Other accounts receivable and prepaid expenses	12,935	11,033
Inventories	53,593	62,132
Total current assets	199,242	215,635
NON-CURRENT ASSETS:
Long-term bank deposits	16	17
Deferred tax assets	8,215	8,106
Severance pay and pension fund	5,748	5,661
Property and equipment, net	33,171	34,865
Intangible assets, net	8,113	7,898
Other non-current assets	17,592	17,707
Total non-current assets	72,855	74,254
Total assets	272,097	289,889
CURRENT LIABILITIES:
Trade payables	54,357	59,635
Deferred revenues	2,537	1,734
Short term loans	19,679	14,600
Other accounts payable and accrued expenses	24,463	28,399
Total current liabilities	101,036	104,368
LONG-TERM LIABILITIES:
Accrued severance pay and pension	10,509	10,709
Deferred revenues	6,265	6,265
Other long-term payables	6,958	8,126
Total long-term liabilities	23,732	25,100
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary shares of NIS 0.01 par value - Authorized: 120,000,000 shares at December 31, 2019 and June 30, 2020 (unaudited); Issued: 84,144,328 and 84,621,089 shares at December 31, 2019 and June 30, 2020 (unaudited), respectively; Outstanding: 80,662,805 and 81,139,566 shares at December 31, 2019 and June 30, 2020 (unaudited), respectively	215	215
Additional paid-in capital	419,483	418,062
Treasury shares at cost - 3,481,523 ordinary shares as of December 31, 2019 and June 30, 2020 (unaudited).	(20,091)	(20,091)
Accumulated other comprehensive loss	(10,122)	(8,666)
Accumulated deficit	(242,156)	(229,099)
Total shareholders' equity	147,329	160,421
Total liabilities and shareholders' equity	$ 272,097	$ 289,889